Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2026
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in millions, except share and per share data)	2026	2025	2026	2025
Net income attributable to common shareholders	$42	$71	$150	$194

Weighted-average shares outstanding - basic (1)	294,830,037	294,821,318	294,824,224	294,821,318
Effect of dilutive securities - RSUs	1,310,624	—	436,875	—
Weighted-average shares outstanding - diluted	296,140,661	294,821,318	295,261,099	294,821,318

Income per share:
Basic	0.14	0.24	0.51	0.66
Diluted	0.14	0.24	0.51	0.66
(1)	Shares outstanding as of June 30, 2026 were 294,821,318, which was used to calculate both basic and diluted earnings per share for the three and nine months ended September 30, 2025.